Share-based Compensation - Movements in Number of Stock-options Outstanding Under 2017 EIP (Detail) - Employee 2017 EIP [Member]	12 Months Ended
Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Granted	1,866,740
At December 31,	1,866,740